Right-of-Use Assets	12 Months Ended
Mar. 31, 2026
Right-of-Use Assets [Abstract]
RIGHT-OF-USE ASSETS
5	RIGHT-OF-USE ASSETS

	Motor Vehicle	Office premise	Total
	USD’000	USD’000	USD’000
Cost

As of 1 April 2024	24	—	24
Additions	—	1,979	1,979
Derecognition upon expiry of lease tenure	(22)	—	(22)
Exchange differences	(2)	—	(2)
As of 31 March 2025	—	1,979	1,979
Additions	24	262	286
Exchange differences	—	(40)	(40)
As of 31 March 2026	24	2,201	2,225

Accumulated depreciation

As of 1 April 2024	(7)	—	(7)
Depreciation charge	—	(412)	(412)
Transfer	7	—	7
Exchange differences	—	13	13
As of 31 March 2025	—	(399)	(399)
Depreciation charge	(2)	(415)	(417)
Exchange differences	—	17	17
As of 31 March 2026	(2)	(797)	(799)

Carrying amount

As of 31 March 2025	—	1,580	1,580
As of 31 March 2026	22	1,404	1,426

The right-of-use assets represent lease agreements entered into by the Company for the use of motor vehicle and office premises. Lease agreements for rent of office premises are entered into with Salim Podiono, who is the shareholder and Commissioner of the Company. The principal depreciation period are as follows:

Office premises (Note 26)	over the lease period of 5 years
Motor vehicle	over the lease period of 2 years